Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PGIM ROCK ETF TRUST
Prospectus Date	rr_ProspectusDate	Dec. 29, 2023
Document Creation Date	dei_DocumentCreationDate	Feb. 29, 2024